CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
CAPITAL STRUCTURE
13.	CAPITAL STRUCTURE
During February and March 2022, SCIH, respectively, announced and completed a series of private offers (the “2022 Private Placements”) of
400,000,000
Class A ordinary shares to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $
300,000
and offering expenses of $
841
. The 2022 Private Placements resulted in an adjustment to the carrying amount of the Participation Interest with a corresponding increase in the Company’s additional paid-in
capital.
As of December 31, 2024 and 2023, SCIH’s authorized share capital was
1,927,488,240
Class A ordinary shares and
72,511,760
Class B ordinary shares of a par value of $
0.0001
each. As of December 31, 2024 and 2023,
770,352,700
Class A ordinary shares and
72,511,760
Class B ordinary shares were issued and outstanding in each of those years.